Schedule of Contract with Customer, Asset and Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total short-term contract liabilities	$ 12,370	$ 59,786	$ 58,703
Total long-term contract liabilities	624	10,679	19,701
Restatement [Member]
Product Information [Line Items]
Total short-term contract liabilities		16,938
Total long-term contract liabilities		542
Digital Revenue [Member]
Product Information [Line Items]
Total short-term contract liabilities	12,370	14,397	18,571
Total long-term contract liabilities	$ 624	542	1,118
Digital Revenue [Member] | Restatement [Member]
Product Information [Line Items]
Total short-term contract liabilities		16,938
Total long-term contract liabilities		542
Print Revenue [Member]
Product Information [Line Items]
Total short-term contract liabilities		45,389	40,132
Total long-term contract liabilities		$ 10,137	$ 18,583